ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
 ORGANIZATION AND PRINCIPAL ACTIVITIES

Jinpan International Limited (the “Company”) was incorporated under the laws of the British Virgin Islands on April 3, 1997. The Company’s securities are registered with the U.S. Securities and Exchange Commission and publicly traded on The NASDAQ Global Select Market. The Company design, manufacture and market equipment for distribution of electricity through its subsidiaries in the United States and China.  The Company is also registered to conduct business in Hong Kong. The following chart illustrates our organizational structure: